Property, plant and equipment - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Balance at beginning of year	$ 55,419	$ 54,102
Additions	3,392	5,240
Disposals	(636)	(566)
Assets retirement obligation	425	311
Depreciation, amortization and depletion	(3,509)	(3,554)
Transfers to non-current assets held for sale		(497)
Impairment	(271)	(917)
Translation adjustment	76	5,752
Transfers	(18)	(83)
Effect of discontinued operations
Transfer to net assets held for sale		(2,661)
Balance at end of year	54,878	55,419
Land
Property, plant and equipment
Balance at beginning of year	724	766
Disposals		(1)
Impairment	(20)	(1)
Translation adjustment	79	111
Transfers	(65)	26
Effect of discontinued operations
Transfer to net assets held for sale		(124)
Balance at end of year	718	724
Building
Property, plant and equipment
Balance at beginning of year	10,674	9,101
Disposals	(11)	(8)
Depreciation, amortization and depletion	(587)	(517)
Impairment		(448)
Translation adjustment	(122)	702
Transfers	2,146	2,177
Effect of discontinued operations
Transfer to net assets held for sale		(333)
Balance at end of year	12,100	10,674
Facilities
Property, plant and equipment
Balance at beginning of year	9,471	8,292
Disposals	(57)	(9)
Depreciation, amortization and depletion	(736)	(705)
Impairment		(175)
Translation adjustment	(105)	960
Transfers	3,213	1,253
Effect of discontinued operations
Transfer to net assets held for sale		(80)
Balance at end of year	11,786	9,471
Equipment
Property, plant and equipment
Balance at beginning of year	6,794	7,307
Disposals	(67)	(19)
Depreciation, amortization and depletion	(814)	(906)
Impairment	(34)	(110)
Translation adjustment	(83)	639
Transfers	1,097	978
Effect of discontinued operations
Transfer to net assets held for sale		(1,095)
Balance at end of year	6,893	6,794
Mineral properties
Property, plant and equipment
Balance at beginning of year	8,380	10,304
Disposals	(138)	(125)
Assets retirement obligation	425	311
Depreciation, amortization and depletion	(618)	(795)
Impairment	(131)	(165)
Translation adjustment	222	748
Transfers	929	230
Effect of discontinued operations
Transfer to net assets held for sale		(538)
Balance at end of year	9,069	8,380
Others
Property, plant and equipment
Balance at beginning of year	7,515	7,206
Disposals	(212)	(384)
Depreciation, amortization and depletion	(754)	(631)
Transfers to non-current assets held for sale		(497)
Impairment		(88)
Translation adjustment	47	861
Transfers	1,597	1,110
Effect of discontinued operations
Transfer to net assets held for sale		(62)
Balance at end of year	8,193	7,515
Constructions in progress
Property, plant and equipment
Balance at beginning of year	11,861	11,126
Additions	3,392	5,240
Disposals	(151)	(20)
Impairment	(86)	70
Translation adjustment	38	1,731
Transfers	(8,935)	(5,857)
Effect of discontinued operations
Transfer to net assets held for sale		(429)
Balance at end of year	6,119	11,861
Discontinued operations
Property, plant and equipment
Impairment		(1,708)
Discontinued operations | Land
Property, plant and equipment
Impairment		(53)
Discontinued operations | Facilities
Property, plant and equipment
Impairment		(65)
Discontinued operations | Mineral properties
Property, plant and equipment
Impairment		(1,590)
Carrying amount
Property, plant and equipment
Balance at beginning of year	84,265
Effect of discontinued operations
Balance at end of year	87,064	84,265
Carrying amount | Land
Property, plant and equipment
Balance at beginning of year	724
Effect of discontinued operations
Balance at end of year	718	724
Carrying amount | Building
Property, plant and equipment
Balance at beginning of year	16,678
Effect of discontinued operations
Balance at end of year	19,163	16,678
Carrying amount | Facilities
Property, plant and equipment
Balance at beginning of year	15,664
Effect of discontinued operations
Balance at end of year	18,292	15,664
Carrying amount | Equipment
Property, plant and equipment
Balance at beginning of year	11,953
Effect of discontinued operations
Balance at end of year	12,840	11,953
Carrying amount | Mineral properties
Property, plant and equipment
Balance at beginning of year	16,066
Effect of discontinued operations
Balance at end of year	17,471	16,066
Carrying amount | Others
Property, plant and equipment
Balance at beginning of year	11,319
Effect of discontinued operations
Balance at end of year	12,461	11,319
Carrying amount | Constructions in progress
Property, plant and equipment
Balance at beginning of year	11,861
Effect of discontinued operations
Balance at end of year	6,119	11,861
Accumulated amortization
Property, plant and equipment
Balance at beginning of year	(28,846)
Effect of discontinued operations
Balance at end of year	(32,186)	(28,846)
Accumulated amortization | Building
Property, plant and equipment
Balance at beginning of year	(6,004)
Effect of discontinued operations
Balance at end of year	(7,063)	(6,004)
Accumulated amortization | Facilities
Property, plant and equipment
Balance at beginning of year	(6,193)
Effect of discontinued operations
Balance at end of year	(6,506)	(6,193)
Accumulated amortization | Equipment
Property, plant and equipment
Balance at beginning of year	(5,159)
Effect of discontinued operations
Balance at end of year	(5,947)	(5,159)
Accumulated amortization | Mineral properties
Property, plant and equipment
Balance at beginning of year	(7,686)
Effect of discontinued operations
Balance at end of year	(8,402)	(7,686)
Accumulated amortization | Others
Property, plant and equipment
Balance at beginning of year	(3,804)
Effect of discontinued operations
Balance at end of year	$ (4,268)	$ (3,804)